Loans (Tables)	12 Months Ended
Dec. 31, 2025
Loans [Abstract]
Schedule of Outstanding Balances of Loans

Outstanding balances of loans consist of the following:

	As of December 31,
	2024	2025
Industrial Bank Jilin Branch	RMB	RMB	US$
(1) Annual interest rate of 4.35%, from March 28, 2024 to March 25, 2025(i)	5,000	-	-
(2) Annual interest rate of 4.35%, from March 28, 2024 to March 25, 2025(i)	21,900	-	-
(3) Annual interest rate of 4.30%, from May 13, 2024 to May 12, 2025(i)	5,000	-	-
(4) Annual interest rate of 4.30%, from August 7, 2024 to August 1, 2025(i)	5,000	-	-
(5) Annual interest rate of 3.15%, from November 29, 2024 to November 25, 2025(i)	19,543	-	-
(6) Annual interest rate of 4.30%, from December 11, 2024 to December 10, 2025(i)	8,000	-	-
(7) Annual interest rate of 4.90%, from April 11, 2022 to April 10, 2025(i)	6,990	-	-
(8) Annual interest rate of 4.00%, from November 8, 2024 to November 5, 2027(i)	5,000	4,800	686
(9) Annual interest rate of 4.20%, from March 25, 2025 to March 23, 2026(i)	-	21,900	3,132
(10) Annual interest rate of 4.20%, from March 31, 2025 to March 30, 2026(i)	-	5,000	715
(11) Annual interest rate of 2.89%, from November 7, 2025 to November 6, 2026(i)	-	10,200	1,459
(12) Annual interest rate of 4.10%, from December 10, 2025 to December 9, 2026(i)	-	8,000	1,144
(13) Annual interest rate of 4.20%, from August 1, 2025 to July 31, 2028(i)	-	4,750	679
China Minsheng Bank Jilin Branch
(14) Annual interest rate of 3.85%, from January 8, 2024 to January 8, 2025(ii)	3,000	-	-
(15) Annual interest rate of 3.85%, from February 5, 2024 to February 5, 2025(ii)	2,010	-	-
(16) Annual interest rate of 3.85%, from September 9, 2024 to September 9, 2025(ii)	3,000	-	-
(17) Annual interest rate of 3.85%, from September 18, 2024 to September 18, 2025(ii)	1,990	-	-
(18) Annual interest rate of 3.85%, from February 6, 2025 to February 6, 2026 (ii)	-	3,000	429
(19) Annual interest rate of 3.85%, from February 21, 2025 to February 21, 2026(ii)	-	2,010	287
(20) Annual interest rate of 3.85%, from September 8, 2025 to September 8, 2026(ii)	-	4,990	714
Bank of Jilin
(21) Annual interest rate of 3.85%, from March 28, 2025 to March 24, 2026(ii)	-	10,000	1,430
Total	86,433	74,650	10,675
Less: Bank loans – current portion	(81,633)	(65,800)	(9,409)
Bank loans– non-current portion	4,800	8,850	1,266

(i)	The repayments were guaranteed by buildings and land use right.

(ii)	The repayments were guaranteed by Jilin Zhengye Group Co.,Ltd.

Schedule of Future Long-term Loan Obligations

As of December 31, 2025, the Company’s future long-term loan obligations according to the terms of the loan agreement are as follows:

	RMB	US$
2026	700	100
2027	5,100	729
Thereafter	3,750	537
	9,550	1,366